Corporate Bonds Issuance (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Corporate Bond Liabilities
The corporate bonds liabilities recorded by the Bank are as follows:

Corporate Bonds	Original value		Residual face value as of 12/31/2024	12/31/2024	12/31/2023
Subordinated Resettable – Class A	USD 400,000,000	(1)	USD 400,000,000	417,675,451	714,760,748
Non-subordinated – Class E	USD 17,000,000	(2)			27,122,915
Non-subordinated – Class F	USD 53,000,000	(3)			90,199,407
Non-subordinated – Series XXXII	1,000,000	(4)	1,000,000	14,789,758	10,862,089

Total				432,465,209	842,945,159